OPERATING SEGMENTS - Information about Profit and Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of products and services [line items]
Revenue	$ 1,815.4	$ 1,561.0
Cost of sales excluding DDA(i)	(695.0)	(614.1)
Gross margin excluding depletion, depreciation and amortization	1,120.4	946.9
Depletion, depreciation and amortization	(447.9)	(395.0)
Temporary suspension, standby and other incremental COVID-19 costs	37.4	40.5
(Impairment) reversal of impairment of mining properties	0.0	191.0
Mine operating earnings	635.1	702.4
Other expenses	(250.6)	(212.3)
Earnings before income taxes	384.5	490.1
Income tax (expense) recovery	295.7	286.5
Net earnings	88.8	203.6
General and administrative expense	74.8	85.9
Expense arising from exploration for and evaluation of mineral resources	31.6	15.1
Share of profit (loss) of associates accounted for using equity method	0.9	(1.0)
Finance costs	134.4	77.0
Other operating income (expenses), net	(37.4)	(14.6)
Other income (costs), net	26.7	(18.7)
Reversal of impairment of mining properties, net (Note 13)	0.0	(191.0)
Revenue (Note 8)	1,815.4	1,561.0
Depreciation and amortisation expense	447.9	395.0
Canadian Malartic Corporation [Member]
Disclosure of products and services [line items]
Revenue	643.2	471.0
Revenue (Note 8)	643.2	471.0
Jacobina Mineração e Comércio Ltda.
Disclosure of products and services [line items]
Revenue	336.2	312.1
Revenue (Note 8)	336.2	312.1
Cerro Moro [Member]
Disclosure of products and services [line items]
Revenue	276.5	241.3
Revenue (Note 8)	276.5	241.3
El Peñón [Member]
Disclosure of products and services [line items]
Revenue	401.5	381.1
Revenue (Note 8)	401.5	381.1
Minera Florida
Disclosure of products and services [line items]
Revenue	158.0	155.5
Revenue (Note 8)	158.0	155.5
Operating segments | Canadian Malartic Corporation [Member]
Disclosure of products and services [line items]
Cost of sales excluding DDA(i)	(231.3)	(185.4)
Gross margin excluding depletion, depreciation and amortization	411.9	285.6
Depletion, depreciation and amortization	(174.7)	(133.4)
Temporary suspension, standby and other incremental COVID-19 costs	2.5	4.5
(Impairment) reversal of impairment of mining properties and goodwill		0.0
Mine operating earnings	234.7	147.7
Depreciation and amortisation expense	174.7	133.4
Operating segments | Jacobina Mineração e Comércio Ltda.
Disclosure of products and services [line items]
Cost of sales excluding DDA(i)	(105.5)	(95.5)
Gross margin excluding depletion, depreciation and amortization	230.7	216.6
Depletion, depreciation and amortization	(55.4)	(52.6)
Temporary suspension, standby and other incremental COVID-19 costs	1.2	2.0
(Impairment) reversal of impairment of mining properties and goodwill		0.0
Mine operating earnings	174.1	162.0
Depreciation and amortisation expense	55.4	52.6
Operating segments | Cerro Moro [Member]
Disclosure of products and services [line items]
Cost of sales excluding DDA(i)	(130.5)	(115.8)
Gross margin excluding depletion, depreciation and amortization	146.0	125.5
Depletion, depreciation and amortization	(74.6)	(86.1)
Temporary suspension, standby and other incremental COVID-19 costs	20.8	19.2
(Impairment) reversal of impairment of mining properties and goodwill		(369.0)
Mine operating earnings	50.6	(348.8)
Depreciation and amortisation expense	74.6	86.1
Operating segments | El Peñón [Member]
Disclosure of products and services [line items]
Cost of sales excluding DDA(i)	(150.3)	(141.8)
Gross margin excluding depletion, depreciation and amortization	251.2	239.3
Depletion, depreciation and amortization	(85.0)	(69.6)
Temporary suspension, standby and other incremental COVID-19 costs	4.9	7.0
(Impairment) reversal of impairment of mining properties and goodwill		560.0
Mine operating earnings	161.3	722.7
Depreciation and amortisation expense	85.0	69.6
Operating segments | Minera Florida
Disclosure of products and services [line items]
Cost of sales excluding DDA(i)	(77.4)	(75.6)
Gross margin excluding depletion, depreciation and amortization	80.6	79.9
Depletion, depreciation and amortization	(48.5)	(44.2)
Temporary suspension, standby and other incremental COVID-19 costs	8.0	7.7
(Impairment) reversal of impairment of mining properties and goodwill		0.0
Mine operating earnings	24.1	28.0
Depreciation and amortisation expense	48.5	44.2
Operating segments | Corporate And Other1 [Member]
Disclosure of products and services [line items]
Revenue	0.0	0.0
Cost of sales excluding DDA(i)	0.0	0.0
Gross margin excluding depletion, depreciation and amortization	0.0	0.0
Depletion, depreciation and amortization	(9.7)	(9.1)
Temporary suspension, standby and other incremental COVID-19 costs	0.0	0.1
(Impairment) reversal of impairment of mining properties and goodwill		0.0
Mine operating earnings	(9.7)	(9.2)
Revenue (Note 8)	0.0	0.0
Depreciation and amortisation expense	$ 9.7	$ 9.1